Shareholder Report, Holdings (Details)	May 31, 2024
Columbia Select Small Cap Value Fund Class A | Primoris Services Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Select Small Cap Value Fund Class A | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Select Small Cap Value Fund Class A | Kontoor Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Small Cap Value Fund Class A | ATI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Small Cap Value Fund Class A | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Small Cap Value Fund Class A | Kemper Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Small Cap Value Fund Class A | CACI International Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Small Cap Value Fund Class A | Radian Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Small Cap Value Fund Class A | Texas Roadhouse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Small Cap Value Fund Class A | Popular Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Small Cap Value Fund Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Columbia Select Small Cap Value Fund Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Columbia Select Small Cap Value Fund Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Select Small Cap Value Fund Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Select Small Cap Value Fund Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Select Small Cap Value Fund Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Select Small Cap Value Fund Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Select Small Cap Value Fund Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Select Small Cap Value Fund Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Small Cap Value Fund Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Select Small Cap Value Fund Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Columbia Select Small Cap Value Fund Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Select Small Cap Value Fund Advisor Class | Primoris Services Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Select Small Cap Value Fund Advisor Class | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Select Small Cap Value Fund Advisor Class | Kontoor Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Small Cap Value Fund Advisor Class | ATI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Small Cap Value Fund Advisor Class | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Small Cap Value Fund Advisor Class | Kemper Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Small Cap Value Fund Advisor Class | CACI International Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Small Cap Value Fund Advisor Class | Radian Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Small Cap Value Fund Advisor Class | Texas Roadhouse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Small Cap Value Fund Advisor Class | Popular Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Small Cap Value Fund Advisor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Columbia Select Small Cap Value Fund Advisor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Columbia Select Small Cap Value Fund Advisor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Select Small Cap Value Fund Advisor Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Select Small Cap Value Fund Advisor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Select Small Cap Value Fund Advisor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Select Small Cap Value Fund Advisor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Select Small Cap Value Fund Advisor Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Select Small Cap Value Fund Advisor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Small Cap Value Fund Advisor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Select Small Cap Value Fund Advisor Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Columbia Select Small Cap Value Fund Advisor Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Select Small Cap Value Fund Institutional Class | Primoris Services Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Select Small Cap Value Fund Institutional Class | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Select Small Cap Value Fund Institutional Class | Kontoor Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Small Cap Value Fund Institutional Class | ATI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Small Cap Value Fund Institutional Class | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Small Cap Value Fund Institutional Class | Kemper Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Small Cap Value Fund Institutional Class | CACI International Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Small Cap Value Fund Institutional Class | Radian Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Small Cap Value Fund Institutional Class | Texas Roadhouse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Small Cap Value Fund Institutional Class | Popular Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Small Cap Value Fund Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Columbia Select Small Cap Value Fund Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Columbia Select Small Cap Value Fund Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Select Small Cap Value Fund Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Select Small Cap Value Fund Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Select Small Cap Value Fund Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Select Small Cap Value Fund Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Select Small Cap Value Fund Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Select Small Cap Value Fund Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Small Cap Value Fund Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Select Small Cap Value Fund Institutional Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Columbia Select Small Cap Value Fund Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Select Small Cap Value Fund Institutional 2 Class | Primoris Services Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Select Small Cap Value Fund Institutional 2 Class | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Select Small Cap Value Fund Institutional 2 Class | Kontoor Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Small Cap Value Fund Institutional 2 Class | ATI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Small Cap Value Fund Institutional 2 Class | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Small Cap Value Fund Institutional 2 Class | Kemper Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Small Cap Value Fund Institutional 2 Class | CACI International Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Small Cap Value Fund Institutional 2 Class | Radian Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Small Cap Value Fund Institutional 2 Class | Texas Roadhouse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Small Cap Value Fund Institutional 2 Class | Popular Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Small Cap Value Fund Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Columbia Select Small Cap Value Fund Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Columbia Select Small Cap Value Fund Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Select Small Cap Value Fund Institutional 2 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Select Small Cap Value Fund Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Select Small Cap Value Fund Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Select Small Cap Value Fund Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Select Small Cap Value Fund Institutional 2 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Select Small Cap Value Fund Institutional 2 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Small Cap Value Fund Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Select Small Cap Value Fund Institutional 2 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Columbia Select Small Cap Value Fund Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Select Small Cap Value Fund Institutional 3 Class | Primoris Services Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Select Small Cap Value Fund Institutional 3 Class | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Select Small Cap Value Fund Institutional 3 Class | Kontoor Brands Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Select Small Cap Value Fund Institutional 3 Class | ATI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Small Cap Value Fund Institutional 3 Class | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Select Small Cap Value Fund Institutional 3 Class | Kemper Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Small Cap Value Fund Institutional 3 Class | CACI International Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Small Cap Value Fund Institutional 3 Class | Radian Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Select Small Cap Value Fund Institutional 3 Class | Texas Roadhouse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Select Small Cap Value Fund Institutional 3 Class | Popular Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Small Cap Value Fund Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Columbia Select Small Cap Value Fund Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Columbia Select Small Cap Value Fund Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Select Small Cap Value Fund Institutional 3 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Select Small Cap Value Fund Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Columbia Select Small Cap Value Fund Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Select Small Cap Value Fund Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Select Small Cap Value Fund Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Select Small Cap Value Fund Institutional 3 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Small Cap Value Fund Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Select Small Cap Value Fund Institutional 3 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Columbia Select Small Cap Value Fund Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%